PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 5 – PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets as of December 31, 2019 mainly represented other receivables of $12,595,296, and prepayments of $7,181,729.

Prepayments and other current assets as of December 31, 2018 mainly represented other receivables of $15,897,405, prepayment to an investment bank for a share repurchase program of $10,000,000 and other prepayments of $9,081,680.

The activity in the allowance for doubtful accounts –prepayments and other receivables for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the Years Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	USD	USD	USD
Beginning balance	4,783,093	4,960,020	4,671,896
Provisions	—	96,267	—
Reversal of allowance	(24,959)	—	—
Foreign currency translation adjustment	(45,331)	(273,194)	288,124
Ending balance	4,712,803	4,783,093	4,960,020